Schedule of Investments
March 31, 2024 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 98.59%

Computer Communications Equipment - 3.86%
Arista Networks, Inc.	1,100	318,978.00

Crude Petroleum & Natural Gas - 3.41%
EOG Resources, Inc. (2)	2,200	281,248.00

Electronic Computers - 4.99%
Apple, Inc. (2)	2,400	411,552

Farm Machinery & Equipment - 3.48%
Deere & Co. (2)	700	287,518

Hospital & Medical Service Plans - 3.60%
UnitedHealth Group, Inc. (2)	600	296,820

Insurance Agents, Brokers & Services - 5.76%
Arthur J. Gallagher & Co. (2)	1,900	475,076

Miscellaneous Fabricated Metal Products - 2.69%
Parker-Hannifin Corp. (2)	400	222,316

Motor Vehicles & Passenger Car Bodies- 3.60%
PACCAR, Inc. (2)	2,400	297,336

Pharmaceutical Preparations - 3.08%
Zoetis, Inc. Class A (2)	1,500	253,815

Plastics Foam Products - 2.09%
Advanced Drainage Systems, Inc. (2)	1,000	172,240

Retail-Auto & Home Supply Stores - 4.10%
O'Reilly Automotive, Inc.	300	338,664

Retail-Building Materials, Hardware, Garden Supply - 7.59%
Tractor Supply Co. (2)	800	209,376
The Sherwin-Williams Co. (2)	1,200	416,796
		626,172

Retail-Lumber & Other Building Materials Dealers - 4.65%
Home Depot, Inc. (2)	1,000	383,600

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.66%
Intercontinental Exchange, Inc. (2)	2,200	302,346

Semiconductors & Related Devices - 5.75%
Monolithic Power Systems, Inc. (2)	700	474,194

Services-Business Services - 5.25%
Mastercard, Inc. Class A (2)	900	433,413

Services-Consumer Credit Reporting, Collection Agencies - 4.12%
S&P Global, Inc. (2)	800	340,360

Servies-Prepackaged Software - 9.82%
Intuit, Inc. (2)	600	390,000
Microsoft Corp. (2)	1,000	420,720
		810,720

Software-Infrastructure - 4.14%
Fortinet, Inc.	5,000	341,550

Specialty Industry Machinery - 4.71%
Lam Research Corp. (2)	400	388,628

Surgical & Medical Instruments- 4.34%
Stryker Corp. (2)	1,000	357,870

Wholesale-Misc Durable Goods- 3.91%
Pool Corp. (2)	800	322,800

Total Common Stocks	(Cost $ 3,929,494)	8,137,216

Short-Term Invesments - 1.43%

Huntington Conservative Deposit Account 5.21% (3)	118,053	118,053

Total Short Term Investments	(Cost $ 118,053)	118,053

Total Investments - 100.02%	(Cost $ 4,047,547)	8,255,269

Liabilities in Excess of Other Assets - (0.02%)		(1,655)

Total Net Assets - 100.00%		8,253,614

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$8,255,269	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$8,255,269	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 28, 2023